Customer Trust Fund - Investment of Customer Trust Fund (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Money market securities, investments carried at cost and other cash equivalents, Fair Value	$ 876.9	$ 2,309.3
Invested customer trust funds, Fair Value	2,591.9	4,091.4
Trust receivables, Fair Value	11.6	8.3
Total customer trust funds, Fair Value	2,603.5	4,099.7
Money market securities, investments carried at cost and other cash equivalents, Amortized Cost	876.9	2,309.3
Invested customer trust funds, Amortized Cost	2,608.1	4,097.2
Trust receivables, Amortized Cost	11.6	8.3
Total customer trust funds, Amortized Cost	2,619.7	4,105.5
Amortized Cost	1,731.2	1,787.9
Gross Unrealized Gain	4.3	7.5
Gross Unrealized Loss	(20.5)	(13.3)
Fair value	1,715.0	1,782.1
U.S. Government and Agencies Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	573.4	584.6
Gross Unrealized Gain	0.2	0.1
Gross Unrealized Loss	(11.4)	(7.1)
Fair value	562.2	577.6
Canadian and Provincial Government Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	392.5	418.2
Gross Unrealized Gain	3.4	6.6
Gross Unrealized Loss	(1.4)	(1.5)
Fair value	394.5	423.3
Corporate Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	495.0	472.3
Gross Unrealized Gain	0.5	0.8
Gross Unrealized Loss	(4.7)	(2.5)
Fair value	490.8	470.6
Asset-backed Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	247.1	280.8
Gross Unrealized Gain	0.2
Gross Unrealized Loss	(2.7)	(1.8)
Fair value	244.6	279.0
Mortgage-backed Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	8.5	15.0
Gross Unrealized Loss	(0.2)	(0.2)
Fair value	8.3	14.8
Other Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	14.7	17.0
Gross Unrealized Loss	(0.1)	(0.2)
Fair value	$ 14.6	$ 16.8